CAPITAL MANAGEMENT	12 Months Ended
Aug. 31, 2019
Capital Management [Abstract]
CAPITAL MANAGEMENT [Text Block]

16. CAPITAL MANAGEMENT

The Company considers its capital to consist of share capital, reserve for options and warrants, long-term debt, unsecured convertible debentures, accumulated other comprehensive income, and retained earnings, which is disclosed in the August 31, 2019 consolidated statement of financial position as $376,582 (August 31, 2018 - $283,758).

The Company manages its capital structure and adjusts it based on funds available to the Company, in order to fund its expansion and construction of its growing facility. The Board of Directors does not establish quantitative return on capital criteria for management, but rather relies on the expertise of the Company’s management to sustain future development of the business.

Management reviews its capital management approach on an ongoing basis and believes that this approach, given the relative stage of the Company, is reasonable. There has been no change in how the Company defines or manages capital during the period.